Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

Future minimum lease commitments under these non-cancelable lease agreements as of December 31, 2011 were as follows:

Years Ending December 31:
2012	$8,682
2013	6,923
2014	6,954
2015	6,768
2016	6,734
Thereafter	18,739

Total minimum lease payments	$54,800